Trade and other receivables (Details) - CAD ($)	May 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 396,367	$ 108,716	$ 27,388
Sales taxes receivable	183,272	194,523	166,749
Interest and other receivables	3,751	169,309
Total trade and other current receivables	583,390	472,548	319,740
Past Due But Not Impaired
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 396,367	$ 31,091	$ 27,388